Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories

Inventories as of December 31, 2016 and 2017 are as follows:

		2016
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,182,711	(1,323)	3,181,388
Merchandise		20	—	20
Work-in-progress		118,640	—	118,640
Finished goods		57,659	—	57,659
Supplies		1,289,160	(4,553)	1,284,607
Inventories in transit		827,437	—	827,437
Other inventories		9,692	—	9,692

	￦	5,485,319	(5,876)	5,479,443

		2017
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,528,835	(2,829)	3,526,006
Merchandise		107	—	107
Work-in-progress		138,709	(1,028)	137,681
Finished goods		72,923	(1,517)	71,406
Supplies		1,581,661	(3,940)	1,577,721
Inventories in transit		679,358	—	679,358
Other inventories		9,807	—	9,807

	￦	6,011,400	(9,314)	6,002,086